Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥) segment	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Inventories in cost of revenues | ¥
Advertising costs	¥ 3,491	$ 513	¥ 3,655
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of reportable segment | segment	1	1
Percentage of statutory surplus reserve fund	10.00%	10.00%
Percentage of aggregated registered capital	50.00%	50.00%
Reserve fund percentage	10.00%	10.00%
Percentage of statutory reserve aggregated registered capital	50.00%	50.00%
United States of America, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Noon buying rate per-share	1	1
China, Yuan Renminbi [Member]
Summary of Significant Accounting Policies [Line Items]
Noon buying rate per-share	6.7851	6.7851
Minimum [Member] | Straight-Line Method [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member] | Straight-Line Method [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years	10 years
Zhongjiao Enshi [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	52.00%	52.00%
Zhongjiao Enshi [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	48.00%	48.00%
Hainan Aixin [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	51.00%	51.00%
Hainan Aixin [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	49.00%	49.00%
Shuzhi Rongchuang [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	99.00%	99.00%
Shuzhi Rongchuang [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	1.00%	1.00%
Xinzhi Future [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	99.00%	99.00%
Xinzhi Future [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	1.00%	1.00%